Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities-Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
ASSETS
Restricted cash and short-term deposits	$ 93,930	$ 92,245
Liabilities
Current portion of long-term debt and short-term debt	(353,334)	(342,566)
Long-term debt	(820,258)	(874,164)
VIE debt
ASSETS
Restricted cash and short-term deposits	17,590	18,085
Liabilities
Total debt	(350,752)	(393,193)
Current portion of long-term debt and short-term debt	(287,223)	(299,576)
Long-term debt	$ (63,529)	$ (93,617)